MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 497,314	$ 490,095
Right-of-use assets	4,700	4,800
Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 4,500	$ 3,600